Details of Significant Accounts - Other gains and losses, schedule of other gains and losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Foreign exchange losses	$ (337)	$ (215)
Gains (losses) on financial liabilities at fair value through profit or loss	46	(244)
Other gains and losses	$ (291)	$ (459)